REVENUES - Schedule of revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUES
Revenues	$ 20,648	$ 10,730	$ 10,626
US
REVENUES
Revenues	19,884	8,446	9,310
Canada
REVENUES
Revenues	19,884	8,446	9,310
UK
REVENUES
Revenues	0	732	1,070
Other
REVENUES
Revenues	764	1,552	246
Airbus
REVENUES
Revenues	$ 0	$ 188	$ 318
Percentage of revenues	0.00%	2.00%	3.00%
Telest
REVENUES
Revenues	$ 350	$ 4,250	$ 5,326
Percentage of revenues	2.00%	40.00%	50.00%
Revenues from ST Engineering iDirect ("iDirect")
REVENUES
Revenues	$ 4,260	$ 2,605	$ 489
Percentage of revenues	21.00%	24.00%	5.00%
Trustcom
REVENUES
Revenues	$ 0	$ 0	$ 1,108
Percentage of revenues	0.00%	0.00%	10.00%
MDA
REVENUES
Revenues	$ 4,639	$ 1,497	$ 1,907
Percentage of revenues	22.00%	14.00%	18.00%
Confidential Customer
REVENUES
Revenues	$ 10,635	$ 1,309	$ 1,162
Percentage of revenues	52.00%	12.00%	11.00%